As filed with the Securities and Exchange Commission on December 1, 2015
1933 Act File No. 033-57986
1940 Act File No. 811-07470
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 81	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 82	[ X ]
(Check appropriate box or boxes.)

EAGLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on December 31, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EAGLE SERIES TRUST
CONTENTS OF REGISTRATION STATEMENT
Explanatory Note

This Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 31, 2015, the effectiveness of the registration statement for the Eagle Conservative Global Tactical Allocation Fund, Eagle Moderate Global Tactical Allocation Fund and Eagle Aggressive Global Tactical Allocation Fund (collectively, the “Funds”), filed in Post-Effective Amendment No. 79 (“PEA No. 79”) on September 18, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 79 by means of this filing, Parts A, B and C of PEA No. 79 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 79.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 79.
PART C – OTHER INFORMATION

The Part C for the Funds is incorporated herein by reference to Part C of PEA No. 79.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the day of December 1, 2015.
EAGLE SERIES TRUST
By:  /s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 81 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Susan L. Walzer Susan L. Walzer	Principal Executive Officer	December 1, 2015
/s/ James L. Pappas* James L. Pappas	Chairman of the Board	December 1, 2015
/s/ J. Cooper Abbott J. Cooper Abbott	Trustee	December 1, 2015
/s/ Keith B. Jarrett* Keith B. Jarrett	Trustee	December 1, 2015
/s/ William J. Meurer* William J. Meurer	Trustee	December 1, 2015
/s/ Liana O’Drobinak* Liana O’Drobinak	Trustee	December 1, 2015
/s/ Deborah L. Talbot* Deborah L. Talbot	Trustee	December 1, 2015
/s/ Carolyn K. Gill Carolyn K. Gill	Principal Financial Officer	December 1, 2015
*By: /s/ Richard J. Rossi Richard J. Rossi, Attorney-In-Fact